Goodwill (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Goodwill
Goodwill at the beginning of the period	$ 1,107,006	$ 555,220	$ 167,245	$ 8,568
Acquisitions	86,895	551,786	387,975	158,677
Goodwill at the end of the period	$ 1,170,490	$ 1,107,006	$ 555,220	$ 167,245